Finance Lease Obligation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [abstract]
Schedule of Finance Lease Obligation
Composed as follows:

	Linkage	Interest rate	December 31	December 31
	Terms	2016 and 2017	2017	2016
		%	Euro€ in thousands
Leasing institution	EURIBOR	3.5	4,020	4,338
Current maturities			330	318
Leasing institution-long term			3,690	4,020

Schedule of Aggregate Annual Maturities
The aggregate annual maturities are as follows:

	December 31	December 31
	2017	2016
	€ in thousands
Second year	342	329
Third year	354	342
Fourth year	366	354
Fifth year	379	366
Sixth year and thereafter	2,249	2,629
	3,690	4,020
Current maturities	330	318
Finance lease obligation	4,020	4,338